Effects on Initial Application of IFRS 15 and Information for the Years Ended December 31, 2016 and 2017 in Conformity With IAS 18 - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 TWD ($)	Jan. 01, 2018 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Retained earnings	$ 3,602,663		$ 2,815,966		$ 117,696
Inventories	1,778,835		1,929,239		58,113
Contract assets	299,835				9,795
Provision for sales allowance	29,352		127,311		959
Deferred tax assets	226,716		212,372		7,407
Deferred tax liabilities	308,759		174,293		10,087
Revenue	18,480,027	$ 603,725	17,940,855	$ 18,387,593
Cost of revenue	15,050,032	491,670	14,703,729	14,745,472
Income tax expense	456,618	14,918	$ 550,487	$ 177,120
Contract liabilities	1,432				47
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings						$ (8,693)	$ (284)
Inventories	(237,271)				(7,751)
Contract assets	300,376				9,813
Provision for sales allowance	32,627				1,066	70,156	2,292
Deferred tax assets	81				3	(626)	(20)
Deferred tax liabilities						8,067	264
Revenue	300,376	9,813
Cost of revenue	237,271	7,751
Expected credit loss	135	4
Foreign exchange loss	406	13
Income tax expense	(81)	$ (3)
Contract liabilities	$ 1,432				$ 47
Increase (decrease) due to application of IFRS 15 [member] | Customized products [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings						46,607	1,523
Inventories						(208,505)	(6,812)
Contract assets						$ 255,112	$ 8,334